ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 1. ORGANIZATION AND BASIS OF PRESENTATION

 We are a medical device company with expertise in advanced skin permeation technology.  We are developing our Symphony® CGM System (“Symphony”) as a non-invasive, wireless continuous glucose monitoring (“CGM”) system for use in hospital critical care units.  The Prelude® SkinPrep System (“Prelude”), a component of our Symphony CGM System, allows for enhanced skin permeation that will enable extraction of analytes such as glucose.  Prelude’s platform skin preparation technology also allows for needle-free, transdermal drug delivery.

 The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Sontra Medical, Inc., a Delaware corporation. All significant intercompany balances and transactions have been eliminated in consolidation.  These financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States consistent with those applied in, and should be read in conjunction with, the Company’s audited consolidated financial statements and related footnotes for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K as filed with the United States Securities and Exchange Commission (“SEC”) on March 18, 2013.  These financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position as of September 30, 2013 and its results of operations and cash flows for the interim periods presented and are not necessarily indicative of results for subsequent interim periods or for the full year.  These interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and allowed by the relevant SEC rules and regulations; however, the Company believes that its disclosures are adequate to ensure that the information presented is not misleading. Certain amounts in prior periods have been reclassified to conform to current presentation.

 On June 7, 2013, the Company effected a 1-for-10 reverse stock split of its common stock. All share and per share information has been retroactively restated to reflect this reverse stock split.

Liquidity and Management’s Plans

 The accompanying consolidated financial statements have been prepared on a basis assuming that the Company is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As of September 30, 2013, the Company had cash of approximately $6,068,000, working capital of approximately $3,603,000, and an accumulated deficit of approximately $109,469,000.  The Company continues to incur recurring losses from operations.  The Company will require additional capital to fund our product development, research, manufacturing and clinical programs in accordance with our current planned operations.  Management intends to pursue additional financing to fund these operations and the Company has funded its operations in the past primarily through debt and equity issuances.  Management believes that it will be successful in meeting the milestones required under their current financing arrangement, securing collaborative arrangements with strategic partners, and/or raising additional capital.  No assurances can be given that additional capital will be available on terms acceptable to the Company. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Echo Therapeutics, Inc. (the “Company”) is a transdermal medical device company with significant expertise in advanced skin permeation technology that is primarily focused on continuous glucose monitoring and needle-free drug delivery.  The Company is developing its Prelude® SkinPrep System (“Prelude”) as a platform technology to allow for significantly enhanced and painless skin permeation that will enable two important applications:

•	analyte extraction, with the Symphony® CGM System (“Symphony”) for needle-free, continuous glucose monitoring for use in hospital critical care units and for people with diabetes; and
•	enhanced needle-free drug delivery.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Sontra Medical, Inc., a Delaware corporation (and all significant intercompany balances have been eliminated by consolidation) and have been prepared on a basis assuming that the Company is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Certain amounts in prior periods have been reclassified to conform to current presentation.

Liquidity and Management’s Plans

As of December 31, 2012, the Company had cash of approximately $3,747,000, a working capital deficit of approximately $4,380,000, and an accumulated deficit of approximately $93,902,000. The Company continues to incur recurring losses from operations. The Company will require additional capital to fund our product development, research, manufacturing and clinical programs in accordance with our current planned operations. The Company has funded its operations in the past primarily through debt and equity issuances. Management intends to utilize our current financing arrangements and pursue additional financing to fund its operations. Management believes that it will be successful in meeting the milestones required under their current financing arrangement or raising additional capital. No assurances can be given that additional capital will be available on terms acceptable to the Company. Subsequent to December 31, 2012, the Company received net proceeds from a Common Stock financing of approximately $10,666,000, of which $3,113,366 was used to fully repay the Notes we issued to Platinum-Montaur Life Sciences, LLC in connection with our $20 million non-revolving draw credit facility with Platinum-Montaur Life Sciences, LLC (see Note 9).